Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Leases
Recognized rental income	¥ 592	¥ 179	¥ 957	¥ 340
Future minimum lease payments to be received	8,246		8,246
Rental expenses, net of sublease rental income	11,050	¥ 11,699	22,550	¥ 23,070
Capital lease assets	29,146		29,146		¥ 27,067
Accumulated depreciation on capital lease assets	¥ 8,389		¥ 8,389		¥ 7,225